Business combinations and disposals - Results of discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
Operating profit (loss)	$ 468	$ 205	$ 435
Profit from discontinued operation	1,742	198	189
Comprehensive income	(312)	(173)	(370)
Discontinued operations
Discontinued operations
Profit from discontinued operation	1,742	198	189
Comprehensive income	1,741	163	303
Food and Specialty Discontinued Operation
Discontinued operations
Revenue	2,003	2,421	2,206
Expenses	(1,769)	(2,197)	(1,980)
Operating profit (loss)	234	224	226
Income tax charge	(19)	(26)	(37)
Profit from discontinued operation after tax	215	198	189
Gain on disposal of discontinued operation, net of costs of disposal and tax	1,527
Profit from discontinued operation	1,742	198	189
Comprehensive income	$ 1,741	$ 163	$ 303
Basic and diluted earnings per share from discontinued operation	$ 7.37	$ 0.84	$ 0.82